INCOME FROM INVESTMENTS - Schedule of Income from Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INCOME FROM INVESTMENTS
Fair value change on equity investments	$ (2,641)	$ 92,877
Fair value change on bonds	49,048	60,327
Interest income	741,190	907,891
Income from investments	$ 787,597	$ 1,061,095